                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                                    811-6324

Exact name of registrant as specified in charter:                      Delaware Group Global & International Funds

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              February 28, 2005




ITEM 1.  SCHEDULE OF INVESTMENTS.




SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE INTERNATIONAL VALUE EQUITY FUND

February 28, 2005

                                                                                     NUMBER OF          MARKET
                                                                                      SHARES         VALUE (U.S.$)
COMMON STOCK- 97.26%A
Australia - 10.17%
Amcor                                                                                1,583,475         $8,996,442
Coles Myer                                                                           1,272,527          9,619,757
Foster's Group                                                                       4,033,577         16,631,548
National Australia Bank                                                                779,456         17,721,881
Telstra                                                                              2,675,318         11,149,023
Wesfarmers                                                                              30,240            934,915
                                                                                                      -----------
                                                                                                       65,053,566
                                                                                                      -----------
Belgium - 3.28%
Electrabel                                                                              16,414          7,263,159
Fortis Group                                                                           487,615         13,694,443
                                                                                                      -----------
                                                                                                       20,957,602
                                                                                                      -----------
Finland - 1.13%
UPM-Kymmene                                                                            323,882          7,211,438
                                                                                                      -----------
                                                                                                        7,211,438
                                                                                                      -----------
France - 7.36%
*Compagnie de Saint-Gobain                                                             218,391         13,493,386
*Societe Generale Class A                                                              135,470         14,288,408
*Total Class B                                                                          81,154         19,295,617
                                                                                                      -----------
                                                                                                       47,077,411
                                                                                                      -----------
Germany - 6.89%
Bayer                                                                                  393,351         13,767,018
+Bayerische Hypo-Und Vereinsbank                                                       397,631          9,676,481
*+Lanxess                                                                               35,009            792,767
RWE                                                                                    325,951         19,813,881
                                                                                                      -----------
                                                                                                       44,050,147
                                                                                                      -----------
Hong Kong - 2.52%
Hong Kong Electric                                                                   1,730,500          7,870,974
Wharf Holdings                                                                       2,428,514          8,237,172
                                                                                                      -----------
                                                                                                       16,108,146
                                                                                                      -----------
Italy - 3.40%
Banca Intesa                                                                         4,443,873         21,727,283
                                                                                                      -----------
                                                                                                       21,727,283
                                                                                                      -----------
Japan - 14.42%
Canon                                                                                  284,300         15,031,341
*Eisai                                                                                 181,100          6,116,879
Hitachi                                                                              1,104,000          6,985,377
KDDI                                                                                     2,270         11,677,798
Matsushita Electric Industrial                                                         615,000          9,194,881
Millea Holdings                                                                            482          7,063,025
Takeda Pharmaceutical                                                                  405,400         19,443,834
Toyota Motor                                                                           303,600         11,781,657
West Japan Railway                                                                       1,253          4,930,166
                                                                                                      -----------
                                                                                                       92,224,958
                                                                                                      -----------
Netherlands - 7.67%
ING Groep                                                                              604,888         18,578,693
Reed Elsevier                                                                          859,095         12,888,725
*Royal Dutch Petroleum                                                                 279,239         17,605,572
                                                                                                      -----------
                                                                                                       49,072,990
                                                                                                      -----------
New Zealand - 2.32%
*Telecom Corporation of New Zealand                                                  3,201,384         14,870,020
                                                                                                      -----------
                                                                                                       14,870,020
                                                                                                      -----------
Republic of Korea - 1.73%
POSCO ADR                                                                              203,396         11,034,233
                                                                                                      -----------
                                                                                                       11,034,233
                                                                                                      -----------
Singapore - 2.15%
Jardine Matheson                                                                       288,687          5,149,855
Oversea-Chinese Banking                                                              1,029,000          8,619,825
                                                                                                      -----------
                                                                                                       13,769,680
                                                                                                      -----------

South Africa - 1.83%
Sasol                                                                                  466,173         11,698,005
                                                                                                      -----------
                                                                                                       11,698,005
                                                                                                      -----------
Spain - 7.45%
*Banco Santander Central Hispano                                                       925,915         11,436,636
*Iberdrola                                                                             598,031         15,756,349
Telefonica                                                                           1,112,606         20,454,843
                                                                                                      -----------
                                                                                                       47,647,828
                                                                                                      -----------
Taiwan - 0.03%
Chunghwa Telecom ADR                                                                     8,500            185,300
                                                                                                      -----------
                                                                                                          185,300
                                                                                                      -----------
United Kingdom - 24.91%
Aviva                                                                                  532,770          6,627,943
BG Group                                                                             1,958,647         15,345,334
BOC Group                                                                              418,761          7,976,025
Boots                                                                                1,217,843         15,540,655
BP                                                                                   1,277,534         13,813,483
Brambles Industries                                                                  1,529,075          8,934,926
GKN                                                                                  1,378,622          6,829,362
GlaxoSmithKline                                                                        907,424         21,682,136
HBOS                                                                                   933,094         14,836,466
Intercontinental Hotels Group                                                          403,467          5,164,868
Lloyds TSB Group                                                                     1,809,510         17,060,976
Mitchells & Butlers                                                                    677,442          4,473,032
Rio Tinto                                                                              365,954         12,914,135
Unilever                                                                               857,686          8,210,242
                                                                                                      -----------
                                                                                                      159,409,583
                                                                                                      -----------
TOTAL COMMON STOCK (COST $454,959,729)                                                                622,098,190
                                                                                                      -----------




                                                                                     PRINCIPAL
                                                                                      AMOUNT
REPURCHASE AGREEMENTS - 3.98%
With BNP Paribas 2.59% 3/1/05
(dated 2/28/05, to be repurchased
at $14,057,011, collateralized by
$13,352,000 U.S. Treasury Bills
due 4/28/05, market value
$13,297,434, $759,000 U.S.
Treasury Bills due 5/26/05,
market value $753,643,
and $290,000 U.S. Treasury Bills
due 6/16/05, market value $287,387)                                                $14,056,000         14,056,000

With UBS Warburg 2.58% 3/1/05
(dated 2/28/05, to be repurchased at $11,415,818,
collateralized by $11,667,000 U.S. Treasury Bills
due 3/24/05, market value $11,648,853)                                              11,415,000         11,415,000
                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS (COST $25,471,000)                                                         25,471,000
                                                                                                     ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL - 101.24%                                                            647,569,190
   (cost $480,430,729)

SECURITIES LENDING COLLATERAL - 13.18%**
Short-Term Investments
Abbey National 2.64% 1/13/06                                                         2,064,825          2,066,089
ABN AMRO Amsterdam 2.55% 3/22/05                                                     2,783,152          2,783,122
Bank of Nova Scotia 2.69% 3/29/05                                                      834,909            834,880
Bank of the West 2.57% 3/2/06                                                        2,783,557          2,783,122
Barclays London 2.54% 3/10/05                                                        2,804,441          2,804,068
Barclays New York 2.62% 6/1/05                                                         278,238            278,222
Bayerische Landesbank 2.61% 3/31/06                                                  2,782,224          2,783,122
Bear Stearns
   2.65%1/17/06                                                                        556,565            557,001
   2.68% 3/18/05                                                                     2,505,825          2,506,399
Beta Finance 2.51% 3/21/05                                                             610,500            609,651
Calyon 2.57 4/19/05                                                                  2,783,029          2,782,981
Citigroup Global Markets 2.70% 3/7/05                                                3,005,761          3,005,772
Credit Swiss First Boston NY 2.56% 12/29/05                                            584,324            584,502
Fortis Bank 2.54% 3/22/05                                                            2,783,162          2,783,122
Goldman Sachs 2.77% 2/28/06                                                          3,060,822          3,061,435
IXIS Corporate & Investment Bank 2.55% 3/22/05                                       2,783,152          2,783,122



Lehman Holdings 2.70% 12/23/05                                                        2,783,365         2,786,448
Marshall & Ilsley Bank 2.51% 12/29/05                                                 2,783,410         2,783,289
Merrill Lynch Mortgage Capital
   2.73% 4/5/05                                                                         222,650           222,650
   2.73% 4/12/05                                                                      2,783,122         2,783,122
Morgan Stanley
   2.65% 3/1/05                                                                       7,394,447         7,394,447
   2.71% 3/10/05                                                                      2,226,484         2,226,498
   2.71% 3/31/06                                                                        555,667           556,625
   2.81% 2/28/06                                                                        278,312           278,312
Nordea Bank New York 2.57% 5/13/05                                                    2,783,064         2,782,931
Pfizer 2.55% 3/31/06                                                                  2,671,797         2,671,797
Proctor & Gamble 2.42% 3/31/06                                                        2,783,122         2,783,122
Rabobank, New York 2.63% 3/2/05                                                       2,782,949         2,782,949
Royal Bank of Canada 2.61% 6/27/05                                                    2,783,247         2,782,845
Sigma Finance 2.57% 9/30/05                                                           2,616,190         2,615,702
Societe Generale London 2.43% 3/7/05                                                    556,630           556,625
Societe Generale New York 2.56% 6/14/05                                               2,513,936         2,513,608
Sun Trust Bank 2.61% 8/5/05                                                           1,391,739         1,391,413
UBS Securities 2.64% 3/1/05                                                           5,566,245         5,566,245
Washington Mutual 2.60% 4/1/05                                                        3,061,528         3,061,435
Wells Fargo 2.56% 3/31/06                                                             2,783,272         2,783,122
                                                                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL (cost $84,329,795)                                                 84,329,795
                                                                                                    -------------

TOTAL MARKET VALUE OF SECURITIES - 114.42%
   (cost $564,760,524)                                                                              731,898,985++
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (13.18%)**                                      (84,329,795)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (1.24%)                                 (7,954,855)
                                                                                                    -------------
NET ASSETS APPLICABLE TO 37,006,002 SHARES OUTSTANDING - 100.00%                                     $639,614,335
                                                                                                    -------------


+Non-income producing security for the period ended February 28, 2005. ++Includes $80,587,081 of securities loaned.
*Fully or partially on loan.
**See Note #4 in "Notes."
ASecurities have been classified by country of origin.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

The following forward foreign currency exchange contracts were outstanding at February 28, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                                     UNREALIZED
CONTRACTS TO RECEIVE (DELIVER)                     IN EXCHANGE FOR                       SETTLEMENT DATE            DEPRECIATION
------------------------------                     ---------------                       ---------------            ------------
(27,671,000) British Pounds                        US$(51,804,077)                           4/29/05                $(1,203,597)
2,017,733 South African Rand                           US$348,131                             3/1/05                     (2,036)
                                                                                                                    $(1,205,633)

(1) See Note #3 in "Notes."

------------------------------------------------------------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Global & International Funds - Delaware International Value Equity Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                      $482,279,287
                                                   ------------
Aggregate unrealized appreciation                   166,852,986
Aggregate unrealized depreciation                    (1,563,083)
                                                   ------------
Net unrealized appreciation                        $165,289,903
                                                   ------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2005, the market value of the securities on loan was $80,587,081, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At February 28, 2005, there were no 144A securities. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE EMERGING MARKETS FUND

February 28, 2005

                                                                                                     NUMBER OF            MARKET
                                                                                                      SHARES          VALUE (U.S.$)
COMMON STOCK- 93.05%*
Argentina - 0.95%
Tenaris ADR                                                                                               87,000         $5,720,250
                                                                                                                        -----------
                                                                                                                          5,720,250
                                                                                                                        -----------
Brazil - 12.30%
+Caemi Mineracao e Metalurgia                                                                          6,005,000          6,122,109
Cia de Concessoes Rodoviarias                                                                            251,300          5,239,501
Cia de Saneamento Basico do Estado de Sao Paulo                                                      111,190,000          6,698,881
Cia de Saneamento Basico do Estado de Sao Paulo ADR                                                      120,000          1,812,000
Cia Siderurgica Nacional                                                                                 227,700          5,848,360
Cia Vale do Rio Doce ADR                                                                                 166,500          4,793,535
Investimentos Itau                                                                                     6,696,000         13,110,144
Petroleo Brasileiro                                                                                       23,543          1,002,362
Petroleo Brasileiro ADR                                                                                  256,200         10,888,500
Ultrapar Participacoes                                                                               450,585,000          7,534,401
Votorantim Celulose e Papel ADR                                                                          769,050         11,381,939
                                                                                                                        -----------
                                                                                                                         74,431,732
                                                                                                                        -----------
Chile - 1.82%
Administradora de Fondos de Pensiones Provida                                                            902,108          1,538,177
Administradora de Fondos de Pensiones Provida ADR                                                         41,931          1,073,434
Banco Santander ADR                                                                                      237,800          8,382,450
                                                                                                                        -----------
                                                                                                                         10,994,061
                                                                                                                        -----------
^China - 5.92%
Asia Aluminum                                                                                         26,466,000          3,120,290
China Merchants Holdings International                                                                 1,370,000          2,874,327
China Telecom                                                                                         18,666,000          7,093,975
Fountain SET                                                                                           9,536,000          6,336,023
Guangshen Railway                                                                                     11,494,000          4,262,399
Texwinca Holdings                                                                                      3,564,000          3,248,529
Zhejiang Expressway                                                                                   12,320,000          8,887,608
                                                                                                                        -----------
                                                                                                                         35,823,151
                                                                                                                        -----------
Croatia - 1.23%
Pliva GDR                                                                                                497,808          7,419,082
                                                                                                                        -----------
                                                                                                                          7,419,082
                                                                                                                        -----------
Czech Republic - 0.77%
Philip Morris                                                                                              5,363          4,630,332
                                                                                                                        -----------
                                                                                                                          4,630,332
                                                                                                                        -----------
Egypt - 1.96%
MobiNil - Egyptian Mobile Services                                                                       372,432         11,876,737
                                                                                                                        -----------
                                                                                                                         11,876,737
                                                                                                                        -----------
Estonia - 1.37%
Eesti Telekom                                                                                             96,316          1,027,552
Eesti Telekom GDR                                                                                         99,367          3,145,691
Hansabank                                                                                                259,711          4,104,301
                                                                                                                        -----------
                                                                                                                          8,277,544
                                                                                                                        -----------
Hungary - 2.84%
Gedeon Richter                                                                                            18,643          2,851,094
Gedeon Richter GDR                                                                                        10,093          1,554,322
Matav Magyar Tavkozlesi                                                                                1,526,784          7,904,098
OTP Bank                                                                                                 122,898          4,900,296
                                                                                                                        -----------
                                                                                                                         17,209,810
                                                                                                                        -----------
India - 1.13%
Gas Authority of India GDR                                                                                42,092          1,392,193
Ranbaxy Laboratories GDR                                                                                 234,843          5,460,100
                                                                                                                        -----------
                                                                                                                          6,852,293
                                                                                                                        -----------
Indonesia - 2.14%
Hanjaya Mandala Sampoerna                                                                              8,388,500          7,362,524
IRP Telekomunikasi Indonesia                                                                          11,699,000          5,590,988
                                                                                                                        -----------
                                                                                                                         12,953,512
                                                                                                                        -----------

Israel - 2.43%
Bank Hapoalim                                                                                          3,117,986         11,318,458
Israel Chemicals                                                                                       1,271,488          3,390,354
                                                                                                                        -----------
                                                                                                                         14,708,812
                                                                                                                        -----------
Malaysia - 7.26%
Hong Leong Bank                                                                                        6,597,700          9,375,679
Malaysia International Shipping                                                                        2,178,200          9,157,816
PLUS Expressways                                                                                      13,442,000          9,629,291
Public Bank                                                                                            3,158,300          6,347,038
Tanjong                                                                                                2,476,900          9,451,661
                                                                                                                        -----------
                                                                                                                         43,961,485
                                                                                                                        -----------
Mexico - 7.50%
Cemex de C.V.                                                                                            743,048          5,943,420
Cemex de C.V. ADR                                                                                        183,800          7,346,486
Grupo Aeroportuario del Sureste de C.V. ADR                                                              107,600          3,425,984
Grupo Continental                                                                                      1,560,600          2,825,811
+Hylsamex de C.V.                                                                                      1,600,700          5,505,559
Kimberly Clark de Mexico de C.V. ADR                                                                   2,586,800          8,587,285
Telefonos de Mexico de C.V. ADR                                                                          299,600         11,747,316
                                                                                                                        -----------
                                                                                                                         45,381,861
                                                                                                                        -----------
Morocco - 0.02%
+Maroc Telecom                                                                                             9,030             92,674
                                                                                                                        -----------
                                                                                                                             92,674
                                                                                                                        -----------
Panama - 1.41%
Banco Latinoamericano Export                                                                             386,200          8,531,158
                                                                                                                        -----------
                                                                                                                          8,531,158
                                                                                                                        -----------
Poland - 1.40%
Bank Pekao                                                                                               169,943          8,464,188
                                                                                                                        -----------
                                                                                                                          8,464,188
                                                                                                                        -----------
Russia - 2.28%
LUKOIL ADR                                                                                                41,472          5,797,786
Mobile Telesystems ADR                                                                                   199,100          7,981,919
                                                                                                                        -----------
                                                                                                                         13,779,705
                                                                                                                        -----------
South Africa - 12.87%
African Bank Investments                                                                               3,035,542          9,054,279
Alexander Forbes                                                                                       5,452,035         10,899,691
Aspen Pharmacare Holdings                                                                              1,740,398          6,365,611
Impala Platinum Holdings                                                                                 108,295          9,514,759
Nampak                                                                                                 2,435,714          6,728,997
Remgro                                                                                                   395,971          6,158,620
Sasol                                                                                                    521,177         13,078,258
Steinhoff International Holdings                                                                       5,095,542         11,919,725
Tiger Brands                                                                                             242,657          4,241,733
                                                                                                                        -----------
                                                                                                                         77,961,673
                                                                                                                        -----------
South Korea - 14.00%
Hyundai Motor                                                                                             34,520          1,978,838
Hyundai Motor Preferred                                                                                  249,920          9,145,973
Kia Motors                                                                                               397,940          5,614,676
Kookmin Bank                                                                                              93,950          4,325,117
Korea Electric Power                                                                                     418,930         11,396,182
Korea Gas                                                                                                377,450         11,856,760
KT ADR                                                                                                   487,779         11,321,351
KT&G                                                                                                     195,820          6,158,361
#KT&G GDR 144A                                                                                           232,617          3,582,302
POSCO                                                                                                     15,410          3,366,622
Samsung Electronics                                                                                        6,418          3,337,862
Samsung Electronics Preferred                                                                             36,634         12,690,854
                                                                                                                        -----------
                                                                                                                         84,774,898
                                                                                                                        -----------
Taiwan - 5.37%
Asustek Computer                                                                                       2,614,112          7,515,315
China Steel                                                                                            2,098,000          2,504,256
China Steel GDR                                                                                          104,591          2,552,020
Chunghwa Telecom                                                                                       1,355,000          2,796,153
Chunghwa Telecom ADR                                                                                     308,696          6,729,573
Pihsiang Machinery Manufacturing                                                                       1,256,830          2,996,145
President Chain Store                                                                                  4,388,299          7,419,427
                                                                                                                        -----------
                                                                                                                         32,512,889
                                                                                                                        -----------


Thailand - 4.95%
Advanced Info Service                                                                                  3,005,700          8,646,105
Land & Houses NVDR                                                                                    34,270,500          8,546,003
Siam Cement NVDR                                                                                       1,222,500          8,614,628
Thai Union Frozen Products                                                                             2,815,419          2,001,589
Thai Union Frozen Products NVDR                                                                        2,825,581          2,142,831
                                                                                                                        -----------
                                                                                                                         29,951,156
                                                                                                                        -----------

United Kingdom - 1.13%
Vedanta Resources                                                                                        700,173          6,859,266
                                                                                                                        -----------
                                                                                                                          6,859,266
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $463,230,205)                                                                                  563,168,269
                                                                                                                        -----------
                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
REPURCHASE AGREEMENTS- 6.37%
With BNP Paribas 2.59% 3/1/05 (dated 2/28/05, to be repurchased at $21,260,529, collateralized by $20,195,000 U.S. Treasury Bills due 4/28/05, market value
$20,111,905, $1,147,000 U.S. Treasury Bills due 5/26/05, market value
$1,139,859, and $438,000
U.S. Treasury Bills due 6/16/05, market value $434,664)                                               $21,259,000        21,259,000

With UBS Warburg 2.58% 3/1/05
(dated 2/28/05, to be repurchased at $17,266,237,
collateralized by $17,645,000 U.S. Treasury Bills
due 3/24/05, market value $17,618,484)                                                                 17,265,000        17,265,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $38,524,000)                                                                           38,524,000
                                                                                                                       ------------


TOTAL MARKET VALUE OF SECURITIES - 99.42%
   (cost $501,754,205)                                                                                                  601,692,269
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.58%                                                       3,520,378
                                                                                                                       ------------

NET ASSETS APPLICABLE TO 37,957,488 SHARES OUTSTANDING - 100.00%                                                       $605,212,647
                                                                                                                       ------------

+Non-income producing security for the period ended February 28, 2005. ^Securities listed and traded on the Hong Kong Stock Exchange.
#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #4 in "Notes." *Securities have been classified by country of origin.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

The following forward foreign currency exchange contracts were outstanding at February 28, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                 UNREALIZED
                                                                                APPRECIATION
CONTRACTS TO DELIVER                             IN EXCHANGE FOR               SETTLEMENT DATE                  (DEPRECIATION)
--------------------                             ---------------               ---------------                  --------------
3,348,343 South African Rand                       US$577,709                     3/1/05                           $(3,379)
43,369,296 Thailand Baht                         US$1,130,881                     3/1/05                             3,253
41,691,523 Thailand Baht                         US$1,087,274                     3/2/05                             2,999
43,116,811 Thailand Baht                         US$1,124,327                     3/3/05                             3,209
                                                                                                                  --------
                                                                                                                  $  6,082
                                                                                                                  --------
(1) See Note #3 in "Notes."

----------------------------------------------------------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Global & International Funds - Delaware Emerging Markets Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                      $502,132,139
                                                   ------------
Aggregate unrealized appreciation                   101,041,793
Aggregate unrealized depreciation                    (1,481,663)
                                                   ------------
Net unrealized appreciation                        $ 99,560,130
                                                   ------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At February 28, 2005, 144A securities represented approximately 0.59% of total assets. 144A securities comprising 0.00% of total assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

February 28, 2005

                                                                                                                   MARKET
                                                                                              NUMBER OF            VALUE
                                                                                               SHARES             (U.S.$)
COMMON STOCK- 96.29%*
Australia - 4.87%
Commonwealth Property Office Fund                                                              716,472           $692,677
Multiplex Group                                                                                155,663            568,667
Transfield Services Limited                                                                     46,193            258,436
                                                                                                                1,519,780
                                                                                                               ----------
Canada - 0.97%
Northern Property REIT                                                                          20,800            303,251
                                                                                                               ----------
                                                                                                                  303,251
                                                                                                               ----------
Finland - 0.97%
Huhtamaki                                                                                       19,376            304,055
                                                                                                               ----------
                                                                                                                  304,055
                                                                                                               ----------
France - 9.05%
Boiron                                                                                           6,892            223,605
+Carbone Lorraine                                                                                7,382            399,627
Euler Hermes                                                                                     6,889            531,400
Neopost                                                                                          4,830            403,276
Nexans                                                                                           9,155            408,562
Norbert Dentressangle                                                                            2,260            145,181
Remy Cointreau                                                                                  10,925            451,095
Societe Industrielle d'Aviations Latecoere                                                       5,342            264,573
                                                                                                               ----------
                                                                                                                2,827,319
                                                                                                               ----------
Germany - 6.39%
Bilfinger Berger                                                                                 8,712            426,864
Fraport                                                                                          3,639            158,351
Hugo Boss                                                                                        6,671            222,972
+Jenoptik                                                                                       34,999            451,886
+QIAGEN                                                                                         27,423            342,813
Rhoen-Klinikum                                                                                   5,726            392,782
                                                                                                               ----------
                                                                                                                1,995,668
                                                                                                               ----------
Hong Kong - 5.78%
Arts Optical International Holding                                                             150,000             55,777
ASM Pacific Technology                                                                          92,000            405,798
COSCO Pacific Limited                                                                          258,000            575,617
Fong's Industries                                                                              244,000            197,103
Hung Hing Printing Group                                                                       448,000            347,534
Kingmaker Footwear Holdings                                                                    696,000            223,107
                                                                                                               ----------
                                                                                                                1,804,936
                                                                                                               ----------
##Hong Kong/China - 3.32%
Asia Aluminum                                                                                4,362,000            514,271
Fountain Set Holdings                                                                          788,000            523,572
                                                                                                               ----------
                                                                                                                1,037,843
                                                                                                               ----------
Ireland - 2.43%
Glanbia                                                                                        135,454            520,188
Kingspan Group                                                                                  21,864            240,313
                                                                                                               ----------
                                                                                                                  760,501
                                                                                                               ----------
Italy - 0.96%
Autostrada Torino-Milano                                                                        12,619            300,124
                                                                                                               ----------
                                                                                                                  300,124
                                                                                                               ----------
Japan - 11.55%
Air Water                                                                                       55,000            420,245
Fujitec                                                                                         48,000            255,217
Hamamatsu Photonics                                                                             10,200            237,028
Kayaba Industry                                                                                 64,000            225,839
Kurita Water Industries                                                                         19,300            302,872
NIFCO                                                                                           22,700            366,430
Paris Miki                                                                                      19,900            500,496
Shimano                                                                                         10,000            310,797
TAC                                                                                             55,800            296,156
Takara Printing                                                                                 39,500            346,007
Ushio                                                                                           17,000            346,275
                                                                                                               ----------
                                                                                                                3,607,362
                                                                                                               ----------

Netherlands - 7.249%
Athlon Holding                                                                                  13,464            342,330
Boskalis Westminster                                                                             4,025            153,241
Fugro                                                                                            5,796            539,194
Koninklijke BAM Groep                                                                           10,389            570,254
Vopak                                                                                           27,995            658,034
                                                                                                              -----------
                                                                                                                2,263,053
                                                                                                              -----------
New Zealand - 1.43%
Fisher & Paykel Healthcare                                                                     128,415            286,726
The Warehouse Group                                                                             52,260            159,637
                                                                                                              -----------
                                                                                                                  446,363
                                                                                                              -----------
Singapore - 7.27%
MobileOne                                                                                      261,330            312,555
Parkway Holdings                                                                               305,000            315,897
SembCorp Marine                                                                                539,000            558,256
SIA Engineering                                                                                192,000            267,513
Singapore Airport Terminal Services                                                            213,000            282,328
SMRT                                                                                           950,000            532,968
                                                                                                              -----------
                                                                                                                2,269,517
                                                                                                              -----------
Spain - 2.31%
Aldeasa                                                                                          8,630            405,703
Prosegur Cia de Seguridad                                                                       16,058            316,846
                                                                                                              -----------
                                                                                                                  722,549
                                                                                                              -----------
Sweden - 1.67%
Billerud                                                                                        33,200            521,807
                                                                                                              -----------
                                                                                                                  521,807
                                                                                                              -----------
United Kingdom - 30.08%
Aga Foodservice Group                                                                          107,716            614,474
Associated British Ports                                                                        68,851            629,351
Cattles                                                                                         85,981            638,416
Chloride Group                                                                                 325,489            341,009
Cobham                                                                                          20,029            514,782
Expro International Group                                                                       50,371            400,395
Greene King                                                                                     21,856            520,564
Laird Group                                                                                     65,629            410,026
Nestor Healthcare Group                                                                         27,328             68,032
Northern Foods                                                                                 222,595            666,463
Pennon Group                                                                                    36,786            673,919
Persimmon                                                                                       33,851            505,621
Rexam                                                                                           64,274            566,818
Rotork                                                                                          62,183            531,045
Serco Group                                                                                    119,554            570,540
Spirax-Sarco Engineering                                                                        44,913            577,605
TT electronics                                                                                 111,189            401,839
Vedanta Resources                                                                               35,482            347,600
Weir Group                                                                                      65,584            416,679
                                                                                                              -----------
                                                                                                                9,395,178
                                                                                                              -----------
TOTAL COMMON STOCK (COST $22,220,553)                                                                          30,079,306
                                                                                                              -----------


TOTAL MARKET VALUE OF SECURITIES - 96.29%
   (cost $22,220,553)                                                                                          30,079,306
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 3.71%                                             1,160,356
                                                                                                              -----------
NET ASSETS APPLICABLE TO 2,777,995 SHARES OUTSTANDING - 100.00%                                               $31,239,662
                                                                                                              -----------



+Non-income producing security for the period ended February 28, 2005. *Securities have been classified by country of origin.
##Securities listed and traded on the Hong Kong Stock Exchange. Those securities have significant business operations in China.

SUMMARY OF ABBREVIATIONS
REIT - Real Estate Investment Trust

FOREIGN EXCHANGE CONTRACTS(1)

The following foreign currency exchange contracts were outstanding at February 28, 2005:

    CONTRACTS TO                                                                                  UNREALIZED
  RECEIVE (DELIVER)                    IN EXCHANGE FOR            SETTLEMENT DATE        APPRECIATION (DEPRECIATION)
--------------------                   ---------------            ---------------        ---------------------------
(2,638,500)  British Pounds             US$4,945,367                 4/29/05                     $(109,049)
    28,864   Canadian Dollar            US$   23,270                  3/1/05                           135
    50,156   Hong Kong Dollar           US$    6,430                  3/1/05                             1
  (898,616)  Japanese Yen               US$    8,531                  3/1/05                           (61)
(7,950,999)  Japanese Yen               US$   75,551                  3/2/05                          (484)
                                                                                                 ---------
                                                                                                 $(109,458)
                                                                                                 ---------
(1) See Note #3 in "Notes."

-----------------------------------------------------------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by The Delaware Group Global & International Funds - The Delaware International Small Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                         $22,250,653
                                                      -----------
Aggregate unrealized appreciation                       8,370,559
Aggregate unrealized depreciation                        (541,906)
                                                      -----------
Net unrealized appreciation                           $ 7,828,653
                                                      -----------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. CREDIT AND MARKET RISK
Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At February 28, 2005, there were no144A securities. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Global & International Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  April 28, 2005
     ------------------

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Global & International Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
-----------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  April 25, 2005
     -------------------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  April 28, 2005
     -------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  April 28, 2005
     -------------------


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  April 25, 2005
       ------------------------